INCOME TAXES - SECURITIZE, INC. AND SUBSIDIARIES	3 Months Ended
Mar. 31, 2026
Securitize, Inc. and Subsidiaries
Income Taxes [Line Items]
INCOME TAXES	INCOME TAXES
The Company accounts for income taxes in interim periods in accordance with ASC 740-270, Income Taxes, Interim Reporting. Under ASC 740-270, interim tax provisions are generally determined using an estimated annual effective tax rate applied to year-to-date ordinary income or loss, adjusted for discrete items. Due to the Company’s full valuation allowance against its deferred tax assets, the estimated annual effective tax rate method is not meaningful. As a result, the Company determined its income tax provision for the three months ended March 31, 2026 using a year-to-date actual method. The provision primarily reflects current income taxes payable or refundable for the period, while deferred tax benefits generated during the period are offset by corresponding changes in the valuation allowance.
The provision for income taxes and the effective income tax rates were as follows:

	Three Months ended March 31,
	2026	2025
Provision for income taxes	$43,008	$82,059
Effective income tax rate	0.55%	0.68%
The effective tax rates differ from the statutory tax rates for the three months ended March 31, 2026 and 2025 primarily due to the Company’s full valuation allowance position against net deferred tax assets. The provision for income taxes for the three months ended March 31, 2026 and 2025 included estimated federal, state, and foreign income taxes in jurisdictions in which the Company does not have sufficient tax attributes.
The valuation allowance was $28,929,000 as of March 31, 2026 compared to $28,627,000 as of December 31, 2025. The increase during the three months ended March 31, 2026 relates to a full valuation allowance primarily recorded against capitalized research expenditures and additional net operating losses generated in the year.
The Company regularly assesses the need for a valuation allowance against its deferred tax assets. In making that assessment, the Company considers both positive and negative evidence related to the likelihood of realization of the deferred tax assets to determine, based on the weight of available evidence, whether it is more-likely-than-not that some or all of the deferred tax assets will not be realized. In assessing the realizability of deferred tax assets, the Company considers taxable income in prior carryback years, as permitted under the tax law, forecasted taxable earnings, tax planning strategies, and the expected timing of the reversal of temporary differences. This determination requires significant judgment, including assumptions about future taxable income that are based on historical and projected information and is performed on a jurisdiction-by-jurisdiction basis. Despite positive operating results in 2026, the Company faces uncertainties in forecasting its operating results going forward. This operating uncertainty also makes it difficult to predict the availability and utilization of tax benefits over the next several years. As a result, management has concluded, as of March 31, 2026, it is more likely than not the Company’s net deferred tax assets will not be realized, and a full valuation allowance against net deferred tax assets in all jurisdictions is still warranted as of March 31, 2026. The valuation allowance against these deferred tax assets may require adjustment in the future based on changes in the mix of temporary differences, changes in tax laws, and operating performance. If the positive operating results continue, and the Company believes future taxable income can be more reliably forecasted, the Company may release all or a portion of the valuation allowance. If and when the Company determines the valuation allowance should be released (i.e., reduced), the adjustment would result in a tax benefit reported in that period’s Consolidated Statements of Operations, the effect of which would be an increase in reported net income.
INCOME TAXES
The components of income/(loss) before provision for/(benefit from) income taxes are:

	For the Year Ended December 31,
	2025	2024
Domestic	$(46,135,563)	$(28,802,994)
Foreign	(2,116,657)	4,606,222
Total income/(loss) before provision for/(benefit from) income taxes	$(48,252,220)	$(24,196,772)
The income tax provision recorded for the period ended December 31, 2025 primarily relates to current U.S. federal and state income taxes, partially offset by the utilization of available net operating loss carryforwards. The provision also includes current foreign income taxes and deferred tax expense related primarily to the increase in the indefinite-lived deferred tax liability on goodwill. The income tax provision recorded for the period ended December 31, 2024 primarily relates to current foreign taxes due and the increase in the indefinite lived deferred tax liability on goodwill.
The components of the provision/(benefit) for income taxes are:

	For the Year Ended December 31,
	2025	2024
Current
Federal	$115,909	$—
State	27,538	—
Foreign	59,058	33,173
Total current provision for income taxes	$202,505	$33,173

Deferred
Federal	$52,170	$26,971
State	69,875	30,752
Foreign	—	—
Total deferred provision for income taxes	122,045	57,723
Total provision for income taxes	$324,550	$90,896
A reconciliation of the statutory tax rates and the effective tax rates for the years ended December 31, 2025 and 2024 is as follows:

	For the Year Ended December 31,
	2025		2024
	Amount	%	Amount	%
U.S. federal statutory income tax rate	$(10,133,228)	(21.00)%	$(5,027,185)	(21.00)%
Domestic Federal
Nontaxable and nondeductible items
Interest disallowed on convertible debt	1,342,776	2.78%	938,724	3.88%
Impairment of Goodwill	865,814	1.79%	630,000	2.60%
Change in fair value of option liability	1,350,510	2.80%	(54,810)	(0.23)%
SAFE Agreement FV Adjustment	994,350	2.06%	19,950	0.08%
Derivatives liability fair value adjustment	2,460,990	5.10%	287,700	1.19%
Stock Compensation Expense	2,365,198	4.90%	63,844	0.26%
Other permanent differences	27,311	0.06%	24,372	0.10%
Cross-border tax laws
Global intangible low-taxed income	268,251	0.56%	969,392	4.01%
Foreign-derived intangible income deduction	(72,750)	(0.15)%	—	—%
Change in valuation allowance	286,132	0.59%	3,147,233	13.01%
State income taxes, net of federal benefit and tax credits	67,727	0.14%	10,005	0.04%
Foreign tax effects
British Virgin Islands
Statutory income tax rate differential	292,158	0.61%	(1,164,116)	(4.81)%
Spain
Statutory income tax rate differential	(25,648)	(0.05)%	(22,658)	(0.09)%
Change in valuation allowance	160,298	0.33%	141,615	0.59%
Other foreign jurisdictions	74,661	0.15%	126,830	0.52%
Total	$324,550	0.67%	$90,896	0.15%
The income taxes paid, net of refunds received, for the year ended December 31, 2025 is as follows:

	For the Year Ended December 31,
	2025	2024
Federal (U.S.)	$—	$—
State (U.S.)	—	—
Foreign (total)	59,058	33,173
Total	$59,058	$33,173
A reconciliation of the income taxes paid, net of refunds received, by jurisdiction for the year ended December 31, 2025 is as follows:

	For the Year Ended December 31,
	2025	2024
Israel	$59,058	$33,173
Other jurisdictions	$—	$—
Significant components of the Company’s net deferred tax assets and liabilities as of December 31, 2025 and 2024 are as follows:

	For the Year Ended December 31,
	2025	2024
Deferred tax assets
Net operating losses	$20,730,569	$25,307,036
Capitalized R&D expenses	3,420,867	2,882,250
Capital loss carryforward	2,656,192	188,164
Accruals and reserves	541,238	636,378
Fixed assets	22,502	13,210
Net unrealized losses	1,143,956	—
Other	224,743	178,387
Gross deferred tax asset	28,740,067	29,205,425
Valuation allowance	(28,650,505)	(28,927,292)
Net deferred tax asset	$89,562	$278,133
Deferred tax liabilities
Other	$(99,179)	$(142,650)
Net unrealized gains	—	(76,144)
Intangible assets	(254,017)	(200,928)
Deferred tax liabilities	(353,196)	(419,722)
Net deferred tax liabilities	$(263,634)	$(141,589)
The Company adopted ASU 2023-09 on January 1, 2025 on a retrospective basis and has revised prior-period disclosures presented herein.
The Company regularly assesses the need for a valuation allowance against its deferred tax assets. In making that assessment, the Company considers both positive and negative evidence related to the likelihood of realization of the deferred tax assets to determine, based on the weight of available evidence, whether it is more-likely-than-not that some or all of the deferred tax assets will not be realized. In assessing the realizability of deferred tax assets, the Company considers taxable income in prior carryback years, as permitted under the tax law, forecasted taxable earnings, tax planning strategies, and the expected timing of the reversal of temporary differences. This determination requires significant judgment, including assumptions about future taxable income that are based on historical and projected information and is performed on a jurisdiction-by-jurisdiction basis. Despite positive taxable income in 2025, the Company faces uncertainties in forecasting its operating results going forward. This operating uncertainty also makes it difficult to predict the availability and utilization of tax benefits over the next several years. As a result, management has concluded, as of December 31, 2025, it is more likely than not the Company’s net deferred tax assets will not be realized, and a full valuation allowance against net deferred tax assets in all jurisdictions is still warranted. The valuation allowance against these deferred tax assets may require adjustment in the future based on changes in the mix of temporary differences, changes in tax laws, and operating performance. If the results leading to positive taxable income continue, and the Company believes future taxable income can be more reliably forecasted, the Company may release all or a portion of the valuation allowance. If and when the Company determines the valuation allowance should be released (i.e., reduced), the adjustment would result in a tax benefit reported in that period’s Consolidated Statements of Operations, the effect of which would be an increase in reported net income.
The valuation allowance was $28,651,000 as of December 31, 2025 compared to $28,927,000 as of December 31, 2024. The decrease of $276,000 during 2025 primarily reflects the utilization of a portion of the Company’s deferred tax attributes based on taxable income in 2025. The Company’s US federal and certain state net operating loss carryforwards are expected to offset no more than 80% of taxable income in any year, which may constrain the amount of net operating loss utilization in a given period and may result in the Company incurring current tax expense even when net operating losses are available. The increase of $6,070,000 during 2024 related to a full valuation allowance primarily recorded against capitalized research expenditures and additional net operating losses generated in the year.
As of December 31, 2025, the Company had federal net operating losses of $72,561,000. The Company’s federal net operating losses incurred in 2020 to 2024 totaling $72,561,000 can be carried forward indefinitely, but are limited to 80% utilization against future taxable income each year. During 2025, following the sale of Securitize For Advisors, federal net operating loss carryforwards attributable to the disposed subsidiary in the amount of $13,726,000 generally ceased to be available to the Company and were removed from the Company’s consolidated federal carryforward balances.
As of December 31, 2024, the Company had federal net operating losses of $91,480,000, which may be available to offset future federal income tax liabilities.
As of December 31, 2025, the Company had post-apportioned state net operating losses of $51,122,000 that can generally be carried forward 20 years and will expire at various dates through 2045. During 2025, following the sale of Securitize For Advisors, state net operating loss carryforwards attributable to the disposed subsidiary in the amount of $11,151,000 generally ceased to be available to the Company and were removed from the Company’s consolidated federal carryforward balances. As of December 31, 2024, the Company had post-apportioned state net operating losses of $62,548,000 that can generally be carried forward 20 years and will expire at various dates through 2044.
As of December 31, 2025, the Company had capital losses of $10,141,000 primarily relating to the sale of Securitize for Advisors that can generally be carried forward 5 years and will expire at various dates through 2030. As of December 31, 2024, the Company had capital loss carryforwards of $669,000.
As of December 31, 2025, the Company had foreign net operating losses of $7,967,000 that can generally be carried forward 10 years and will expire at various dates through 2035. As of December 31, 2024, the Company had foreign net operating losses of $7,246,000.
Pursuant to Internal Revenue Code Sections 382 and 383, annual use of the Company’s federal and state net operating losses and other carryforward tax attributes may be limited in the event a cumulative change in ownership of more than 50% that occurs within a three-year period. The Company has not completed an ownership change analysis pursuant to IRS Section 382. If ownership changes have occurred or occur in the future, the amount of remaining tax attribute carryforwards available to offset taxable income and income tax expense in future years may be restricted or eliminated. If eliminated, the related asset would be removed from deferred tax assets with a corresponding reduction in the valuation allowance.
The Tax Cuts and Jobs Act resulted in significant changes to the treatment of research or experimental (“R&E”) expenditures under Section 174. For tax years beginning after December 31, 2021, taxpayers are required to capitalize and amortize all R&E expenditures that are paid or incurred in connection with their trade or business which represent costs in the experimental or laboratory sense. Specifically, costs for U.S. based R&E activities must be amortized over five years and costs for foreign R&E activities must be amortized over 15 years; both using a midyear convention. The Company implemented this standard on January 1, 2022, noting that the impact on the Company’s consolidated financial statements was immaterial.
On July 4, 2025, the One Big Beautiful Bill Act (“OBBBA”) was enacted. Among other changes, the OBBBA restored immediate deductibility of domestic research and experimental expenditures for tax years beginning after December 31, 2024. In accordance with ASC 740, the Company recorded the effects of enacted tax law changes in the quarter ended September 30, 2025, primarily related to the change in the tax treatment of domestic research and experimental costs. The impact of this change on the Company’s consolidated financial statements was not material for the year ending December 31, 2025.
The calculation of the Company’s tax liabilities involves dealing with uncertainties in the application of complex tax regulations in a multitude of jurisdictions. The Company recognizes liabilities for uncertain tax positions based on a two-step process. First, management determines whether it is more likely than not that the tax positions will be sustained on audit, including resolution of related appeals or litigation processes, based on their technical merits. Second, management measures the tax benefit of those positions as the largest amount that is more than 50% likely to be realized upon ultimate settlement with the related tax authority. While the Company believes that it has appropriate support for the positions taken on its tax returns, the Company regularly assesses the potential outcome of examinations by tax authorities in determining the adequacy of its provision for income taxes. As of December 31, 2025 and 2024, the Company did not have any uncertain tax positions.
The Company’s policy is to recognize interest and penalties related to unrecognized tax benefits on the income tax expense line in the accompanying consolidated statements of operations and comprehensive loss. As of December 31, 2025 and 2024, no accrued interest or penalties are included on the related tax liability line in the consolidated balance sheets.
The Company files income tax returns in the U.S. federal jurisdiction and various state and foreign jurisdictions. There are currently no pending income tax examinations. To the extent the Company has tax attribute carryforwards, the tax years in which the attribute was generated may still be adjusted upon examination by the Internal Revenue Service and state and foreign tax authorities to the extent the tax attributes are utilized in a future period.